Philadelphia International Emerging Markets Fund
Philadelphia International Emerging Markets Fund
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Philadelphia International Emerging Markets Fund	Class I	Class IV
Purchase Premium (as a % of amount invested)	0.80%	0.80%
Redemption Fee (as a % of amount redeemed)	0.80%	0.80%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Philadelphia International Emerging Markets Fund	Class I	Class IV
Management Fees	0.65%	0.65%
Other Expenses	0.69%	0.46%
Shareholder Service Fees	0.25%	0.02%
Other Operating Expenses	0.44%	0.44%
Total Annual Portfolio Operating Expenses	1.34%	1.11%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Philadelphia International Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	298	590	903	1,793
Class IV	275	519	783	1,537

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Philadelphia International Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	215	501	808	1,680
Class IV	192	430	687	1,421

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 97% of the average value of its portfolio.
Principal Investment Strategies:
The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies tied economically to emerging markets. These investments may include depositary receipts issued by a U.S. or foreign bank or trust company or participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. Emerging Markets include all markets that are not considered to be developed markets by the MSCI World Index. Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in stocks tied economically to emerging markets. A depositary receipt or P-note for a common stock will be considered a stock for purposes of meeting this percentage limitation. Philadelphia International Advisors LP (the “Advisor”) considers a stock to be tied economically to a particular country or region if: (i) it is a stock of an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is a stock of an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region.

The Advisor uses proprietary quantitative models and fundamental analysis to evaluate and select countries and securities. The Advisor evaluates and selects securities based on value, momentum and profitability models (that take into account various factors including, but not limited to, price to book, earnings revisions and return on equity). The Advisor assesses country attractiveness based on various factors including, but not limited to, valuation, market sentiment and economic developments to determine target country allocations. The factors and models used by the Advisor may change over time.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Investments in depositary receipts involve risks similar to those accompanying direct investment in foreign securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Liquidity Risk: Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Portfolio from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Portfolio will honor a redemption request in-kind. These risks are particularly pronounced for the Portfolio because it typically makes equity investments in companies with smaller capitalization. In addition, the Portfolio may buy securities that are less liquid than those in its benchmark.

Market Disruption and Geopolitical Risk: Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Portfolio’s Investments.

Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Smaller Company Risk: The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Portfolio may buy securities that have smaller market capitalization than those in its benchmark.

Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class IV shares has varied from year to year. The table shows how the Portfolio’s Class IV shares average annual total returns for one year and since inception compare to those of a selected market index. Average annual total returns for Class I shares are not presented because no Class I shares were issued as of December 31, 2013. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table. As a result, the returns in the table may be lower than the bar chart. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by calling 1-800-442-8299.
Philadelphia International Emerging Markets Fund

During the period shown in the bar chart, the highest quarterly return was 16.71% (for the quarter ended March 31, 2012) and the lowest quarterly return was -8.67% (for the quarter ended June 30, 2012).
After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns Philadelphia International Emerging Markets Fund		Past 1 Year	Since Inception	Inception Date
Class IV		(3.03%)	(2.07%)	Jun. 30, 2011
Class IV Return After Taxes on Distributions		(4.07%)	(2.62%)	Jun. 30, 2011
Class IV Return After Taxes on Distributions and Sale of Fund Shares		(0.86%)	(1.38%)	Jun. 30, 2011
MCSI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	[1]	(2.60%)	(2.80%)	Jun. 30, 2011
[1]	The MSCI Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 21 emerging economies: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.